Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-31-17	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/17/2017
2	Payment Date		2/21/2017
3	Collection Period	12/31/2016	1/31/2017	32
4	Monthly Interest Period- Actual	1/20/2017	2/20/2017	32
5	Monthly Interest- Scheduled			30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	447,000,000.00	—	—	—	—	—
9	Class A-3 Notes	428,000,000.00	335,452,301.58	—	60,840,931.65	274,611,369.93	0.6416154
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$444,452,301.58	$—	$60,840,931.65	$383,611,369.93

12	Overcollateralization	260,919,447.67	269,469,813.01			269,469,813.01

13	Total Securitization Value	$1,710,919,447.67	$713,922,114.59			$653,081,182.94

14	NPV Lease Payments Receivable	738,790,911.57	111,764,473.53			94,440,995.71
15	NPV Base Residual	972,128,536.10	602,157,641.06			558,640,187.23

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	—	—	—	—
18	Class A-2-B Notes	1.09667%	0.77667%	—	—	—	—
19	Class A-3 Notes	1.25000%	N/A	349,429.48	0.8164240	61,190,361.13	142.9681335
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			478,412.81		61,319,344.46

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received		15,983,639.50
22	Pull Ahead Waived Payments		98.43
23	Sales Proceeds - Early Terminations		18,902,037.42
24	Sales Proceeds via Customer - Scheduled Terminations		15,631,548.73
25	Security Deposits for Terminated Accounts		8,200.00
26	Excess Wear and Tear Received		190,451.22
27	Excess Mileage Charges Received		209,707.27
28	Other Recoveries Received		461,778.54

29	Subtotal: Total Collections		51,387,461.11

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		24,085.71

33	Total Available Funds, prior to Servicer Advances		51,411,546.82

34	Total Available Funds		51,411,546.82

35	Reserve Account Draw (1)		10,507,732.74

36	Available for Distribution		61,919,279.56

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		594,935.10
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		5,000.00
45	Administration Fee Shortfall		—
46	Interest Paid to Noteholders		478,412.81
47	First Priority Principal Distribution Amount		—
48	Amount Paid to Reserve Account to Reach Specified Balance		—
49	Subtotal: Remaining Available Funds	60,840,931.65
50	Regular Principal Distribution Amount	60,840,931.65
51	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		60,840,931.65
52	Other Amounts paid to Trustees		—

53	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-17	PAGE 2

E.	CALCULATIONS
54	Calculation of First Priority Principal Distribution Amount:
55	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		444,452,301.58
56	Less: Aggregate Securitization Value (End of Collection Period)		(653,081,182.94)

57	First Priority Principal Distribution Amount (not less than zero)		—

58	Calculation of Regular Principal Distribution Amount:
59	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		444,452,301.58
60	Less: First Priority Principal Distribution Amount		—
61	Less: Targeted Note Balance		(383,611,369.93)

62	Regular Principal Distribution Amount		60,840,931.65

63	Calculation of Targeted Note Balance:
64	Aggregate Securitization Value (End of Collection Period)		653,081,182.94
65	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(269,469,813.01)

66	Targeted Note Balance		383,611,369.93

67	Calculation of Servicer Advance:
68	Available Funds, prior to Servicer Advances (Item 33)		51,411,546.82
69	Less: Payment Date Advance Reimbursement (Item 82)		—
70	Less: Servicing Fees Paid (Items 39, 40 and 41)		594,935.10
71	Less: Administration Fees Paid (Items 44, 45 and 46)		5,000.00
72	Less: Interest Paid to Noteholders (Item 47)		478,412.81
73	Less: 1st Priority Principal Distribution (Item 58)		—

74	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		50,333,198.91
75	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

76	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		—

			—

77	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance (1) )		50,333,198.91

78	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		10,507,732.74

79	Reconciliation of Servicer Advance:
80	Beginning Balance of Servicer Advance		—
81	Payment Date Advance Reimbursement		—
82	Additional Payment Advances for current period		—

83	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
84	Reserve Account Balances:
85	Targeted Reserve Account Balance		80,554,597.24
86	Initial Reserve Account Balance		8,554,597.24
87	Beginning Reserve Account Balance		8,554,597.24
88	Plus: Net Investment Income for the Collection Period		31,379.11

89	Subtotal: Reserve Fund Available for Distribution		8,585,976.35
90	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		72,000,000.00
91	Less: Reserve Account Draw Amount (Item 78)		10,507,732.74

92	Subtotal Reserve Account Balance		70,078,243.61
93	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		—

94	Equals: Ending Reserve Account Balance		70,078,243.61

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	1,362	23,515,303.40
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(15,753,289.95)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(683,584.76)
99	Less: Excess Wear and Tear Received		(190,451.22)
100	Less: Excess Mileage Received		(209,707.27)

101	Current Period Net Residual Losses/(Gains)	1,362	6,678,270.20

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	12,633	36,989,091.02
104	Current Period Net Residual Losses (Item 101)	1,362	6,678,270.20

105	Ending Cumulative Net Residual Losses	13,995	43,667,361.22

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		2.55%

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-17	PAGE 3

G.	POOL STATISTICS
				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,710,919,448	653,081,183
109	Aggregate Base Residual Value			1,148,071,534	583,062,047
110	Number of Current Contracts			69,355	34,321
111	Weighted Average Lease Rate			2.64%	2.63%
112	Average Remaining Term			28.6	6.6
113	Average Original Term			39.2	39.3
114	Proportion of Base Prepayment Assumption Realized				136.12%
115	Actual Monthly Prepayment Speed				1.69%
116	Turn-in Ratio on Scheduled Terminations				95.89%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		37,142	808,201,256	713,922,114.59
118	Depreciation/Payments			(12,127,295)	(10,677,874)
119	Gross Credit Losses		(42)	(803,537)	(763,419)
120	Early Terminations - Regular		(1,416)	(29,378,957)	(25,853,190)
121	Early Terminations - Lease Pull Aheads		(1)	(32,472)	(31,146)
122	Scheduled Terminations - Purchased by Customer	1,079,951	(56)	(1,084,096)	(964,354)
123	Scheduled Terminations - Sold at Auction	2,827,540	(695)	(11,913,567)	(10,949,440)
124	Scheduled Terminations - Purchased by Dealer	11,728,082	(611)	(12,870,661)	(11,601,509)

125	Pool Balance - End of Period		34,321	739,990,670	653,081,182.94

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		33,696	642,264,849	98.34%
128	31 - 90 Days Delinquent		518	8,937,227	1.37%
129	91+ Days Delinquent		107	1,879,107	0.29%

130	Total		34,321	653,081,183	100.00%

				Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units			42	763,419
133	Aggregate Liquidation Proceeds on charged-off units				(264,457)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(461,779)

137	Current Period Aggregate Net Credit Losses/(Gains)			42	37,183

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			671	5,861,404
140	Current Period Net Credit Losses (Item 136)			42	37,183

141	Ending Cumulative Net Credit Losses			713	5,898,587

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.34%

					Units
143	Aging of Scheduled Maturies Not Sold
144	0 - 60 Days since Contract Maturity				783
145	61 - 120 Days since Contract Maturity				719
146	121+ Days since Contract Maturity				3,226

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-17	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
3/20/2017	47,546,333
4/20/2017	50,822,120
5/20/2017	52,591,404
6/20/2017	62,488,261
7/20/2017	72,187,608
8/20/2017	58,976,220
9/20/2017	54,671,694
10/20/2017	51,930,963
11/20/2017	49,579,134
12/20/2017	43,964,364
1/20/2018	21,908,342
2/20/2018	16,962,964
3/20/2018	15,776,113
4/20/2018	13,231,415
5/20/2018	11,155,239
6/20/2018	8,599,847
7/20/2018	4,255,688
8/20/2018	3,326,786
9/20/2018	2,734,423
10/20/2018	4,020,785
11/20/2018	4,092,265
12/20/2018	2,212,702
1/20/2019	46,512
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—
10/20/2021	—
11/20/2021	—
12/20/2021	—

Total:	653,081,182.94

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	On February 15, 2017, the transaction documents were amended to allow funds in the reserve account to be used for shortfalls in the Regular Principal Distribution Amount. For more information, see the Form 8-K filed by the Issuer on February 16, 2017.